Fair Value (Details 7) (MSRs, Initial recognition, Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Unpaid principal balance of underlying loans (in thousands)	$ 4,372,786	$ 1,560,292	$ 8,229,142	$ 2,325,346
Amortized cost | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	5.40%	7.50%	5.40%	7.50%	7.50%	9.30%
Annual total prepayment speed (as a percent)	8.50%	6.70%	8.50%	6.70%	6.70%	5.60%
Life	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days	2 years 9 months 18 days	5 years 2 months 12 days
Per-loan cost of servicing	68	68	68	68	68	61
Amortized cost | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	12.40%	11.90%	12.50%	11.90%	11.90%	12.60%
Annual total prepayment speed (as a percent)	18.50%	14.70%	18.50%	14.70%	17.80%	7.90%
Life	6 years 10 months 24 days	7 years	6 years 10 months 24 days	7 years	7 years	8 years
Per-loan cost of servicing	120	100	120	100	100	98
Amortized cost | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Weighted-average servicing fee rate (in basis points)	0.29%	0.24%	0.28%	0.26%
Pricing spread (as a percent)	8.00%	9.80%	8.20%	9.80%	9.80%	9.70%
Annual total prepayment speed (as a percent)	8.80%	8.20%	8.80%	8.10%	8.50%	6.80%
Life	6 years 8 months 12 days	6 years 6 months	6 years 8 months 12 days	6 years 7 months 6 days	6 years 8 months 12 days	7 years 3 months 18 days
Per-loan cost of servicing	103	99	102	99	99	96
Fair value
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Unpaid principal balance of underlying loans (in thousands)	423,031	5,544	423,355	13,287
Fair value | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	6.40%	7.50%	6.40%	7.50%	7.50%	8.30%
Annual total prepayment speed (as a percent)	8.70%	7.90%	8.70%	7.80%	7.80%	6.30%
Life	3 years	5 years 3 months 18 days	3 years	3 years 7 months 6 days	3 years 7 months 6 days	6 years 6 months
Per-loan cost of servicing	68	68	68	68	68	64
Fair value | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	9.60%	9.90%	9.60%	9.90%	9.90%	14.00%
Annual total prepayment speed (as a percent)	15.30%	15.60%	15.30%	15.60%	20.10%	8.90%
Life	6 years 10 months 24 days	7 years	6 years 10 months 24 days	7 years	7 years	8 years 1 month 6 days
Per-loan cost of servicing	68	100	68	100	100	98
Fair value | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Weighted-average servicing fee rate (in basis points)	0.25%	0.27%	0.25%	0.29%
Pricing spread (as a percent)	7.20%	7.90%	7.20%	8.50%	8.40%	11.70%
Annual total prepayment speed (as a percent)	9.00%	10.30%	9.00%	9.20%	9.70%	8.20%
Life	6 years 8 months 12 days	6 years 7 months 6 days	6 years 8 months 12 days	6 years 8 months 12 days	6 years 8 months 12 days	7 years
Per-loan cost of servicing	$ 68	$ 72	$ 68	$ 80	$ 78	$ 88